Consolidated Statements of Financial Position (Parenthetical)	Dec. 31, 2023 ₪ / shares shares	Dec. 31, 2022 ₪ / shares shares
Statement of financial position [abstract]
Par value per share | (per share)	₪ 0.07	₪ 0.07
Number of shares authorised	20,000,000	12,857,143
Number of shares issued	9,221,764	7,240,020
Ordinary shares, Outstanding	9,221,764	7,240,020